Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total current assets	$ 10,211	$ 10,211		$ 17,973	$ 31
Deposits	24	24		24	3
Investment in Nexway at fair value	2,374	2,374
Financial assets at fair value	1,965	1,965		1,965
Intangible assets	111,459	111,459		116,646	136,078
Goodwill	176,595	176,595		227,763	149,975
Right-of-use assets	37	37		3,519
Total assets	302,665	302,665		368,225	286,101
Total current liabilities	41,601	41,601		67,442	18,551
Total liabilities	125,411	125,411		145,049	53,551
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of December 31, 2019; aggregate liquidation preference of $462 as of December 31, 2019	463	463		462
Common stock par value $0.0001: 400,000,000 shares authorized; 32,307,663 and 28,912,500 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	3	3		3	1
Additional paid-in capital	270,397	270,397		257,002	227,570
Accumulated deficit	(111,593)	(111,593)		(56,123)	(21,763)
Non-controlling interest	17,984	17,984		22,602	26,742
Total stockholders' equity	176,791	176,791	$ 231,656	222,714	232,550	$ (3,099)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	302,665	302,665		368,225	286,101
Operating loss		(18,128)	(6,195)	(38,885)	(14,963)
Interest expense and financing costs		(2,581)
Gain (loss) on deconsolidation of Neway	45,900	(11,919)			1,852
Loss of issuance of notes, bonds & warrants		(24,053)
Other expense		(436)
Change in fair value of warrant liability		(366)
Change in fair value of subsidiary warrant liability		(15)	2,477	4,504	741
Change in fair value of shares settled liability		(180)
Change in fair value of derivative liability		297	128	815	(91)
Total other income (expense)		(39,253)	2,159	(4,514)	(243)
Loss before income taxes		(57,381)	(4,036)	(43,399)	(15,206)
Income tax benefit		(1,038)	(1,169)	5,272	(2,114)
Net loss		(56,343)	(2,867)	(38,127)	(13,092)
Less: net loss attributable to non-controlling interest		873	599	(3,767)	2,482
Net loss attributable to controlling interest		(55,470)	(3,466)	(34,360)	(10,610)
Less: Deemed dividend - beneficial conversion feature on preferred stock		(171)		(589)
Net loss attributable to common stockholders		$ (55,641)	$ (3,466)	$ (34,958)	$ (10,610)
Net loss per share attributable to common stockholders Basic and diluted		$ (1.83)		$ (1.57)	$ (2.37)
Weighted average shares outstanding: Basic and diluted		30,338,073		22,286,060	4,481,600
Previously Reported [Member]
Total current assets	10,211	$ 10,211		$ 17,973
Deposits	24	24		24
Investment in Nexway at fair value	2,374	2,374
Financial assets at fair value	1,965	1,965		1,965
Intangible assets	111,459	111,459		116,646
Goodwill	148,054	148,054		148,054
Right-of-use assets	37	37		3,519
Total assets	274,124	274,124		288,516
Total current liabilities	41,601	41,601		67,442
Total liabilities	125,411	125,411		145,049
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of December 31, 2019; aggregate liquidation preference of $462 as of December 31, 2019	463	463		462
Common stock par value $0.0001: 400,000,000 shares authorized; 32,307,663 and 28,912,500 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	3	3		3
Additional paid-in capital	270,397	270,397		257,002
Accumulated deficit	(140,134)	(140,134)		(135,832)
Non-controlling interest	17,984	17,984
Total stockholders' equity	148,250	148,250		143,005
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	274,124	274,124		288,516
Operating loss		(18,128)		(113,326)
Interest expense and financing costs		(2,581)
Gain (loss) on deconsolidation of Neway		39,249
Loss of issuance of notes, bonds & warrants		(24,053)
Other expense		(436)
Change in fair value of warrant liability		(366)
Change in fair value of subsidiary warrant liability		(15)		4,504
Change in fair value of shares settled liability		(180)
Change in fair value of derivative liability		297		815
Total other income (expense)		11,915		(9,782)
Loss before income taxes		(6,213)		(123,108)
Income tax benefit		(1,038)		5,272
Net loss		(5,175)		(117,836)
Less: net loss attributable to non-controlling interest		873		(3,767)
Net loss attributable to controlling interest		(4,302)		(114,069)
Less: Deemed dividend - beneficial conversion feature on preferred stock		(171)		(589)
Net loss attributable to common stockholders		$ (4,473)		$ (114,667)
Net loss per share attributable to common stockholders Basic and diluted		$ (0.15)		$ (5.15)
Weighted average shares outstanding: Basic and diluted		30,338,073		22,286,060
Effect of Restatement [Member]
Total current assets
Deposits
Investment in Nexway at fair value
Financial assets at fair value
Intangible assets
Goodwill	28,541	28,541		79,709
Right-of-use assets
Total assets	28,541	28,541		79,709
Total current liabilities
Total liabilities
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of December 31, 2019; aggregate liquidation preference of $462 as of December 31, 2019
Common stock par value $0.0001: 400,000,000 shares authorized; 32,307,663 and 28,912,500 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively
Additional paid-in capital
Accumulated deficit	28,541	28,541		79,709
Non-controlling interest
Total stockholders' equity	28,541	28,541		79,709
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	$ 28,541	28,541		79,709
Operating loss				74,441
Interest expense and financing costs
Gain (loss) on deconsolidation of Neway		(51,168)
Loss of issuance of notes, bonds & warrants
Other expense
Change in fair value of warrant liability
Change in fair value of subsidiary warrant liability
Change in fair value of shares settled liability
Change in fair value of derivative liability
Total other income (expense)		(51,168)		5,268
Loss before income taxes		(51,168)		79,709
Income tax benefit
Net loss		(51,168)		79,709
Less: net loss attributable to non-controlling interest
Net loss attributable to controlling interest		(51,168)		79,709
Less: Deemed dividend - beneficial conversion feature on preferred stock
Net loss attributable to common stockholders		$ (51,168)		$ 79,709
Net loss per share attributable to common stockholders Basic and diluted
Weighted average shares outstanding: Basic and diluted